GOODWILL (Table)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of goodwill

		2018	2017
	Notes	$ million	$ million
Cost
At 1 January		2,371	2,188
Exchange adjustment		(34)	51
Acquisitions	21	–	132
At 31 December		2,337	2,371
Impairment
At 1 January and 31 December		–	–
Net book amounts		2,337	2,371

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Other Surgical Devices, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2018	2017
	$ million	$ million
Orthopaedics	727	566
Other Surgical Devices	1,313	1,501
Advanced Wound Management	297	304
	2,337	2,371